REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS (Details)	Apr. 28, 2017	Dec. 31, 2016
Foreign Currency Translation Abstract
Foreign Currency Exchange Rate, Translation	0.9179
Exchange Rate [Abstract]
Exchange Rate Eur To Usd		0.9479